Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Operating activities
Loss for the year	€ (263,345)	€ (189,295)	[1]	€ (146,253)	[1]
Adjustments for:
Income tax benefits / (expenses)	(15,472)	3,078		3,407
Depreciation and amortization	42,577	46,542		46,946
Impairment of goodwill and brand	66,730	31,208
Provisions and impairment losses (exclude goodwill and brand)	20,620	3,727		79
Impairment loss on a disposal group classified as held for sale	12,009
Employee share-based compensation	184	551		2,749
Finance cost - net	35,087	29,504		20,204
Reversal of / (provision for) dispute-related costs	(3,185)	(1,095)		5,305
Fair value changes on warrants	(950)	(2,818)		(4,961)
Net gains on disposals	(2,934)	(9,079)		(3,564)
Change in inventories	26,557	22,099		8,528
Change in trade receivables	2,526	15,789		2,905
Change in trade payables	(29,728)	1,848		5,462
Change in other operating assets and liabilities	2,048	(8,804)		2,435
Income tax paid	(32)	(2,636)		(1,133)
Net cash used in operating activities	(107,308)	(59,381)		(57,891)
Investing activities
Payment for the purchase of property, plant and equipment, intangible assets and other long-term assets	(2,821)	(13,028)		(42,710)
Proceeds from disposal of property, plant and equipment, intangible assets and other long-term assets	4,479	12,903		4,443
Purchase of financial assets at fair value through profit or loss				(348)
Net cash generated from / (used in) investing activities	1,658	(125)		(38,615)
Financing activities
Repurchase of ordinary shares	(669)
Proceeds from financing of intangible assets	22,610
Proceeds from financing fund				36,541
Proceeds from borrowings	331,491	228,939		153,319
Repayments of loan note	(8,547)
Repayments of financing fund		(18,274)
Repayments of borrowings	(174,454)	(113,717)		(117,552)
Repayments of lease liabilities	(34,625)	(32,443)		(31,352)
Payment of borrowings interest	(8,536)	(7,792)		(5,115)
Payment of lease liabilities interest	(6,722)	(7,652)		(7,178)
Capital contribution from non-controlling interests		5		5,645
Changes in ownership interest in a subsidiary without change of control	(1,191)			(177)
Net cash generated from financing activities	119,357	49,066		34,131
Net change in cash and cash equivalents	13,707	(10,440)		(62,375)
Cash and cash equivalents less bank overdrafts at the beginning of the year	18,043	27,850		91,749
Effect of foreign exchange differences on cash and cash equivalents	(1,040)	633		(1,524)
Cash and cash equivalents less bank overdrafts at the end of the year	€ 30,710	€ 18,043		€ 27,850

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).